Current maturities of long term loans	12 Months Ended
Dec. 31, 2017
Disclosure of current maturities of long term loans [Abstract]
Current maturities of long term loans
Note 9 - Current maturities of long term loans

Composed as follows:

	Linkage	Interest rate	December 31	December 31
	terms	2016 and 2017	2017	2016
		%	€ in thousands
Current maturities of long term loans (refer to Notes 10 and 11)	EURIBOR	1.6-3.5	1,648	1,094
	Consumer price index in Israel	4.65	1,455
			3,103	1,094